Share Capital and Preference Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jun. 29, 2020	Jun. 30, 2020	Jun. 30, 2019
Share Capital
Shares authorized (in shares)		500,000,000
Par value per share (in dollar per share)		$ 0.01
Total gross proceeds from issuing shares		$ 36,000
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Balance at beginning of period		1,649,853	$ 1,983,122
Purchase of treasury shares		(2,996)	(13,673)
Proceeds from private placement, net of offering costs		34,886
Treasury shares distributed for awards vested or exercised in the year		(4)	46
Dividend declared deducted from contributed surplus due to accumulated deficit		(58,471)	(82,111)
Balance at the end of the period		$ 1,570,978	1,882,468
Common shares/units
Share Capital
Price of issued shares	$ 2.50
Total gross proceeds from issuing shares	$ 36,000
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Proceeds from private placement, net of offering costs (in shares)	14,400,000
Issued capital | Common shares/units
Share Capital
Par value per share (in dollar per share)		$ 0.01
Shares issued		95,114,166
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Outstanding at beginning of period (in shares)		80,871,670
Balance at beginning of period		$ 810	810
Purchase of treasury shares (in shares)		(323,919)
Proceeds from private placement, net of offering costs (in shares)		14,400,000
Proceeds from private placement, net of offering costs		$ 144
Treasury shares distributed for awards vested or exercised in the year (in shares)		166,415
Outstanding at end of period (in shares)		95,114,166
Balance at the end of the period		$ 954	810
Issued capital | Preference shares/units
Share Capital
Shares issued		4,600,000
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Outstanding at beginning of period (in shares)		4,600,000
Balance at beginning of period		$ 46	46
Outstanding at end of period (in shares)		4,600,000
Balance at the end of the period		$ 46	46
Treasury shares
Share Capital
Shares issued		278,960
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Outstanding at beginning of period (in shares)		121,456
Balance at beginning of period		$ (2,159)	(3,266)
Purchase of treasury shares (in shares)		323,919
Purchase of treasury shares		$ (2,000)	(3,752)
Treasury shares distributed for awards vested or exercised in the year (in shares)		(166,415)
Treasury shares distributed for awards vested or exercised in the year		$ 2,441	4,676
Outstanding at end of period (in shares)		278,960
Balance at the end of the period		$ (1,718)	(2,342)
Contributed surplus
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Balance at beginning of period		760,671	850,576
Proceeds from private placement, net of offering costs		34,856
Dividend declared deducted from contributed surplus due to accumulated deficit		(21,149)	(29,289)
Balance at the end of the period		$ 774,378	$ 820,707